Shareholder Report, Average Annual Return (Details) 195561_Twin Oak Endure ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Twin Oak Endure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Twin Oak Endure ETF NAV
Average Annual Return, Percent	14.68%	23.20%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	20.38%	31.41%
Cboe S&P 500 95-110 Collar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 95-110 Collar Index
Average Annual Return, Percent	13.13%	21.34%